Impairment losses and goodwill - Goodwill - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in goodwill [abstract]
Opening balance	€ 27,174	€ 26,911
Impairment of goodwill	(54)	(56)	€ (20)
Closing balance	27,644	27,174	26,911
Gross carrying amount [member]
Changes in goodwill [abstract]
Opening balance	32,949	32,687	32,689
Acquisitions	520	353	38
Disposals	(4)	(12)	0
Translation adjustment	111	(39)	(40)
Reclassifications and other items	3	(40)	0
Reclassification to assets held for sale	0	0	0
Closing balance	33,579	32,949	32,687
Accumulated impairment [member]
Changes in goodwill [abstract]
Opening balance	(5,775)	(5,776)	(5,710)
Impairment of goodwill	(54)	(56)	(20)
Disposals	4	12	0
Translation adjustment	(110)	45	(46)
Reclassifications and other items	0	0	0
Reclassification to assets held for sale	0	0	0
Closing balance	€ (5,935)	€ (5,775)	€ (5,776)